Accrued expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued expenses
Interest	¥ 75,711	¥ 85,034
Logistic charges	45,307	34,638
Professional service fees	42,601	40,468
Testing fee	40,923	38,785
Tax	24,782	20,919
Commission fee	22,685	17,309
Utilities	5,719	1,281
Rental fee	1,292	6,507
Others	23,635	22,231
Total accrued expenses	¥ 282,655	¥ 267,172